Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash to be deposited	$ 3,488	$ 1,483
Cash at banks	181,972	189,283
Time deposits	31,879	29,003
Other cash equivalents	27,526	1,832
Cash and cash equivalents total	$ 244,865	$ 221,601	$ 182,116	$ 153,889